Accounts payable from acquisition of subsidiaries - Changes in the payables related to business acquisitions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Previous balance	R$ 83,069	R$ 112,487
Addition due to acquisition	57,611	54,723
Payment of principal/financial charges paid	(42,609)	(48,093)
Update of financial charges/ Adjustment in present value	14,080	11,108
Contingencies	(725)	(7,773)
Write-offs Earn-Out	(10,640)	(39,383)
Ending balance	100,786	R$ 83,069
PinPag
Disclosure of detailed information about business combination [line items]
Addition due to acquisition	35,917
Neemo
Disclosure of detailed information about business combination [line items]
Addition due to acquisition	5,999
Humanus
Disclosure of detailed information about business combination [line items]
Addition due to acquisition	5,525
Millennium Network Ltda.
Disclosure of detailed information about business combination [line items]
Addition due to acquisition	4,250
Mercadapp
Disclosure of detailed information about business combination [line items]
Addition due to acquisition	3,292
SetaDigital
Disclosure of detailed information about business combination [line items]
Addition due to acquisition	884
Hiper Software S.A.
Disclosure of detailed information about business combination [line items]
Addition due to acquisition	872
Napse S.R.L.
Disclosure of detailed information about business combination [line items]
Addition due to acquisition	R$ 872